Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 2,525,897	$ 361,198	¥ 3,046,871	¥ 3,702,387
Cost of revenues	(2,513,524)	(359,429)	(2,973,158)	(3,535,778)
General and administrative	(187,775)	(26,851)	(148,627)	(184,336)
Research and development	(7,114)	(1,017)	(10,690)	(12,378)
Gain on disposal of intangible assets	4,441	635	75,220	22,317
Total operating expenses	(190,448)	(27,233)	(84,097)	(174,397)
Operating loss	(178,075)	(25,464)	(10,384)	(7,788)
Interest income	193	28	385	1,047
Interest expense	(4,196)	(600)	(4,105)	(4,882)
Other income/(expense), net	(230)	(33)	(2,627)	16,704
Income/(loss) before income tax	(182,308)	(26,069)	(16,731)	5,081
Income tax benefit	31,797	4,547	18,343	927
Net income/(loss)	(150,510)	(21,522)	1,612	6,008
Net (income)/loss attributable to non-controlling interests	1,047	150	1,093	(2,674)
Net income/(loss) attributable to ordinary shareholders of Quhuo Limited	¥ (149,464)	$ (21,372)	¥ 2,705	¥ 3,334
Earnings/(loss) per share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.11)	$ (0.02)	¥ 0.01	¥ 0.06
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.11)	$ (0.02)	¥ 0.01	¥ 0.06
Shares used in earnings/(loss) per share computation:
Basic (in Shares)	1,394,483,782	1,394,483,782	416,025,918	55,534,919
Diluted (in Shares)	1,394,483,782	1,394,483,782	416,025,918	55,534,919
Net income/(loss):	¥ (150,510)	$ (21,522)	¥ 1,612	¥ 6,008
Net (income)/loss attributable to non-controlling interests	1,047	150	1,093	(2,674)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(587)	(84)	916	2,188
Comprehensive income/(loss)	(151,098)	(21,606)	2,528	8,196
Comprehensive (income)/loss attributable to non-controlling interests	1,047	150	1,093	(2,674)
Comprehensive income/(loss) attributable to ordinary shareholders of Quhuo Limited	¥ (150,051)	$ (21,456)	¥ 3,621	¥ 5,522